Schedule of Derivative Liability (Details) - PROCAP BTC, LLC [Member] - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
As of June 10, 2025 (inception)
Initial value as of June 23, 2025	56,298,500	56,298,500
Change in fair value	(10,330,000)	(55,782,000)
Fair value as of June 30, 2025	$ 45,968,500	$ 516,500